Interest in entities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Subsidiaries with Participation of Non-Controlling Shareholders
Non-controlling
shareholders have interests in the entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and consolidate the following entities:

12.31.2021
Entity	Country	Participation Embraer Group	Non-controlling interest		Comprehensive income

OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	54.0	(4.2)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	15.8	(2.4)
Embraer CAE Training Services	United States of America	51.0%	49.0%	27.3	8.9
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	(1.1)

				107.1

12.31.2020
Entity	Country	Participation Embraer Group	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	60.5	3.9
Embraer CAE Training Services Ltd.	United Kingdon	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	17.3	(1.7)
Embraer CAE Training Services	United States of America	51.0%	49.0%	22.9	6.0
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	11.9	0.3

				112.6

12.31.2019
Entity	Country	Participation Embraer Group	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	53.9	3.0
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	20.0	(0.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	23.0	10.2

				96.9

Summary of Financial Position of the Group Entities that have Non-Controlling Interest
The financial position of the most significant entity with
non-controlling
interests is summarized below, which is OGMA - Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2021	12.31.2020
Cash and cash equivalents	38.8	67.8
Current assets	194.1	217.9
Non-current assets	65.4	64.4
Current liabilities	99.4	109.1
Non-current liabilities	5.9	0.4
Noncontrolling interest	54.0	60.5

	12.31.2021	12.31.2020	12.31.2019
Revenue	244.7	287.1	277.5
Net income for the year	(4.2)	3.9	3.0